 As filed with the Securities and Exchange Commission on May 15, 2017

Securities Act No. 33-44964

Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 159	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 162	☒

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700

Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 12th day of May, 2017.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

	SIGNATURE	TITLE	DATE

	/s/ Diane Armstrong	Trustee	May 12, 2017
Diane Armstrong*

	/s/ Michael M. Van Buskirk	Trustee	May 12, 2017
Michael M. Van Buskirk*

	/s/ Elizabeth E. McGeveran	Trustee	May 12, 2017
Elizabeth E. McGeveran*

	/s/ Lucia Santini	Trustee and President	May 12, 2017
	Lucia Santini	Principal Executive Officer

	/s/ Heidi Soumerai	Trustee	May 12, 2017
Heidi Soumerai*

	/s/ Jennifer Ellis	Treasurer	May 12, 2017
	Jennifer Ellis*	Principal Accounting Officer

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

*Pursuant to power of attorney

EXHIBIT INDEX

EXHIBIT DOCUMENT

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase